SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2015
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

The Company has a line of credit for $1,541,000 and 2,440,500 with Nanjing Bank Company Limited (Beijing Branch) to finance its working capital as of December 31, 2015 and 2014. The credit line bears interest at a floating interest rate which will be approximately 7.2% in 2016 and is renewed annually. Average interest rates for the years ended December 31, 2015, 2014 and 2013 were 7.20%, 7.50% and 6.30%, respectively. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building (see note 7) and guaranteed by BDL and two shareholders of the Company.

On January 28, 2015, the Company repaid the loan in the amount of $1,603,590 (RMB  10,000,000) with Nanjing Bank Company Limited (Beijing Branch). On March 7, 2015, the Company repaid the loan in the amount of $801,795 (RMB  5,000,000) with Nanjing Bank Company Limited (Beijing Branch).

On March 3, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $2,405,385 (RMB  15,000,000) with a floating interest rate which will be 7.811% in 2015. The loan is due on March 3, 2016 and had been early repaid on December 2, 2015. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by two shareholders of the Company.

On March 27, 2015, the Company entered into a new loan agreement with Mr. Ping Chen, who is the CEO and a major shareholder of the Company, in the amount of $660,679 (RMB  4,120,000) with a floating interest rate which was 6.96% in 2015. The loan is due on March 27, 2016 and had been renewed with a new repayment date at March 27, 2017.

On December 2, 2015, the Company entered into a new loan agreement with Mr. Ping Chen in the amount of $3,207,180 (RMB  20,000,000) with no floating interest rate and maturity date.

On December 18, 2015, the Company repaid half of the loan in the amount of $1,603,590 (RMB  10,000,000). The remaining will be repaid as agreed between the parties. On December 18, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,603,590 (RMB  10,000,000) with a floating interest rate which will be 7.2% in 2016. The loan is due on December 18, 2016. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by two shareholders of the Company.

Interest expense on short-term borrowings amounted to $196,220, $176,160 and $159,483 for the years ended December 31, 2015, 2014 and 2013, respectively.